Document And Entity Information	Apr. 01, 2024
Document Information [Line Items]
Entity, Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Document, Type	8-K/A
Document, Period End Date	Apr. 01, 2024
Entity, Incorporation, State or Country Code	VA
Entity, File Number	001-39325
Entity, Tax Identification Number	54-1598552
Entity, Address, Address Line One	4300 Cox Road
Entity, Address, City or Town	Glen Allen
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	633-5031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 04-01-24
Amendment Flag	true
Entity, Central Index Key	0000883948
CommonStockParValue133PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.33 per share
Trading Symbol	AUB
Security Exchange Name	NYSE
DepositarySharesEachRepresentingA1400thInterestInAShareOf6875PerpetualNoncumulativePreferredStockSeriesA Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in a Share of 6.875% Perpetual Non-Cumulative Preferred Stock, Series A
Trading Symbol	AUB.PRA
Security Exchange Name	NYSE